RELATED PARTY TRANSACTIONS (Details) - EBP France - EUR (€)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, fair value	€ 212,369,557	€ 218,772,852
Dividend income	€ 1,654,439	€ 2,271,107	€ 2,461,212
Procter & Gamble Company common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	638,400	624,150
Investment, cost basis	€ 101,281,311	€ 93,635,079	64,459,308
Investment, fair value	134,927,478	145,525,742	140,691,705
Dividend income	1,654,439	2,271,107	2,461,212
Net appreciation (depreciation) in fair value of investments	€ (9,466,344)	€ 13,976,519	€ 1,705,439